Net Finance Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Costs [Abstract]
Net gain (loss) on interest rate derivatives designated as cash flow hedges	£ 3	£ (1)	£ (8)
Hedge reserve reclassified to income statement	£ (4)		£ 3
Interest expense on bonds		£ 99
Maturity date of debt instrument	October 2022
Description of redemption of bonds	The redemption of these bonds took place in January 2020 and was committed to at 31 December 2019.